INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Summarized balance sheet information) (Details) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Assets
Other current investments	$ 1,290,459		$ 813,527
Cash and cash equivalents	1,276,605	[1]	537,882	[1]	$ 519,965	[1]	$ 250,541
Total Assets	17,097,907		12,856,235
Liabilities
Non-current	506,886		551,856
Non-current borrowings	656,465		1,327,289
Current	345,123		249,836
Current borrowings	822,573		395,604
Liabilities	4,862,869		4,413,082
Non-controlling interest	1,700,019		1,157,038
Total Equity	12,235,038		8,443,153		$ 7,714,873		$ 7,484,576
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Assets
Non-current	3,491,000		3,487,000
Current	2,325,000		1,339,000
Other current investments	75,000		276,000
Cash and cash equivalents	1,184,000		661,000
Total Assets	7,075,000		5,763,000
Liabilities
Non-current	477,000		540,000
Non-current borrowings	1,098,000		1,122,000
Current	1,104,000		836,000
Current borrowings	31,000		26,000
Liabilities	2,710,000		2,524,000
Non-controlling interest	468,000		378,000
Total Equity	$ 3,897,381		$ 2,861,000

[1]	It includes restricted cash of $58, $54 and $69 as of December 31, 2021, 2020 and 2019, respectively. In addition, the Company had other investments with a maturity of more than three months for $1,357,484, $816,157 and $215,273 as of December 31, 2021, 2020 and 2019, respectively.